LOSS PER SHARE (Details Narrative) - Integer	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,701,748,000	1,868,414,000	980,894,000
Purchase of Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	3,701,748	1,868,414	968,894